Intangible Assets, Net (Details) ¥ in Thousands	12 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)
Intangible Assets, Net [Abstract]
Brokerage expenses	¥ 122,843
Impairment loss
Amortization expense	¥ 8,914